Variable Interest Entities - Carrying Value of Non-consolidated VIEs and Maximum Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Balance sheet
Equity Investments	$ 732	$ 813
Pipeline equity investments and other | VIE, not primary beneficiary
Balance sheet
Equity Investments	641	719
Pipeline equity investments
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	39	42
Maximum exposure to loss	$ 680	$ 761